CONVERTIBLE PROMISSORY NOTES AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES AND WARRANTS

NOTE 7 - CONVERTIBLE PROMISSORY NOTES AND WARRANTS

May 2021 Unit Purchase Agreement

On May 27, 2021, Marizyme entered into a Unit Purchase Agreement to sell up to 4,000,000 units (the “Units”) at a price per Unit of $2.50. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the “Class A Warrant”); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).

In May 2021, the Company issued and sold 29,978 Units at a price of $2.50 per Unit for gross proceeds of $74,945, consisting of Notes of $74,945, Class A Warrants for the purchase of 29,978 shares of common stock and Class B Warrants for the purchase of 29,978 shares of common stock. The Company incurred related issuance costs of $6,745 which will be amortized over the term of the Notes.

In July 2021, the Company issued and sold 440,000 Units under the Unit Purchase Program for gross proceeds of $1,100,000. The Units included Notes for $1,100,000, Class A Warrants for 440,000 shares of common stock and Class B Warrants for 440,000 shares of common stock.

September 2021 Amended Unit Purchase Agreement

On September 29, 2021, due to a lower common stock price, the Company, with the consent of all Unit holders, amended the May, 2021, Unit Agreements. By rescinding their investment, the Unit holders agreed to amend the Unit Purchase Agreement resulted in the following significant changes to the offering:

(i)	Decreased the offering price under the Unit Purchase Agreement from $2.50 per Unit to $2.25 per Unit for all future sales under the Unit Purchase Agreement. No proceeds from the initial investment were returned.
(ii)	Decreased the conversion price from $2.50 per share to $2.25 per share for all current Unit holders and all future investors
(iii)	Cancelled all Class A Warrants and Class B Warrants and replaced them with Class C Warrants.

December 2021 Unit Purchase Agreement

On December 21, 2021, the Company entered into a Unit Purchase Agreement (the “December UPA”) to sell up to 9,714,286 Units at a price per unit of $1.75. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $1.75 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $2.25 per share (the new Class C Warrant). Under this December UPA, the Company issued and sold 3,438,572 Units at a per unit purchase price of $1.75, for gross proceeds of $6,000,000. Coinciding with this December UPA, the Company also entered into an Exchange Agreement with the existing Unit holders (the December 2021 Exchange Agreements, as further described below).

December 2021 Exchange Agreements

On December 21, 2021, in conjunction with a $6.0 million investment, the Company and the existing Unit holders agreed to exchange the original securities (“Old Securities”) held by the current investors/unit holders for New Securities, consisting of (i) a New Note in the principal amount equal to the original principal amount of the Original Note, plus all accrued interest through the day prior to December 21, 2021, and (ii) a New Warrant (new Class C Warrants) in exchange for the original Class C Warrants. The Exchange of the Original Securities for the New Securities included the following significant changes:

(i)	Decreased the offering price under the Unit Purchase Agreement from $2.25 per Unit to $1.75 per Unit. Outstanding principal and accrued interest were used to purchase Units at the new per unit price.
(ii)	Extended the maturity date of the notes to December 21, 2023 for all existing notes.
(iii)	Decreased the conversion price from $2.25 per share to $1.75 per share for the New Units.
(iv)	Original Class C Warrants were exchanged for New Class C warrants with an exercise price of $2.25 per share (unchanged) and a five-year life measured from the date of the Exchange Agreement. The decrease in the Unit price also resulted in additional number of New Class C Warrants being issued in exchange for the Original Class C Warrants due to the 200% warrant coverage provided for in the Unit Purchase Agreement.

The Company determined that the terms of the New Securities were substantially different from the Original Securities, and, as such the exchange of the Original Securities for the New Securities was accounted for as an extinguishment of debt on December 21, 2021, and the New Securities accounted for as a new debt issuance.

As a result of this substantial modification, the total of 621,087 Units previously issued were replaced with an aggregate of 832,022 pro rata Units.

In 2022, the Company issued additional 4,180,071 units under the New Securities agreement for the proceeds of $6,500,743 net of issuance cost.

Additionally, on October 28, 2022, following a letter agreement entered into between the Company, Bradley Richmond, and Univest Securities, LLC (“Univest”), dated October 28, 2022, addressed and submitted to the Corporate Financing Department of the Financial Industry Regulatory Authority, Inc. (the “October 2022 Letter Agreement”), the Company extinguished convertible promissory notes held by Univest and Mr. Richmond, as well as Class C Warrants, attached to them. The parties agreed to forgo compensation previously received for no consideration in exchange. As the result of extinguishment of these obligations, the Company recorded $338,181 gain on debt extinguishment in the condensed consolidated statements of operations for the year ended December 31, 2022.

The Company determined that the optional and automatic conversion feature and the share redemption feature attached to the convertible notes meet the definition of derivative liabilities and that the detachable warrants issued do not meet the definition of a liability and therefore will be accounted for as an equity instrument.

The fair value of the warrants issued and the fair value of derivative liabilities issued have been recorded as debt discount and are being amortized to interest and accretion expense using the effective interest method over the term of the Convertible Notes.

During the three months ended March 31, 2023, the Company recognized interest and accretion expense of $1,556,177 (March 31, 2022 - $291,997) in the condensed consolidated statements of operations.

The following table summarizes supplemental balance sheet information related to the convertible notes, net of debt discount outstanding, as of March 31, 2023, and December 31, 2022:

Convertible Notes, Net of Debt Discount
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,479,421)
Debt accretion	2,763,749
Debt extinguishment	(338,181)
Balance, December 31, 2022	2,751,633
Debt accretion	1,556,177
Balance, March 31, 2023	$4,307,810

	March 31, 2023	December 31, 2022
Convertible notes - total principal	$14,432,996	$14,432,996
Unamortized issuance costs and discount	(10,125,186)	(11,681,363)
Convertible Notes, Net of Debt Discount	$4,307,810	$2,751,633

	March 31, 2023	December 31, 2022
Current portion	$3,515,600	$-
Non-current portion	792,210	2,751,633
Convertible Notes, Net of Debt Discount	$4,307,810	$2,751,633

Convertible Notes Terms

The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount. The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $1.75 per share (previously $2.25 per the September 2021 Amendment and originally $2.50 per the May Unit Purchase Agreement). In the event the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold of not less than $10,000,000 (“Qualified Financing”), then all outstanding principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically convert into shares of the equity financing at the lesser of (i) 75% of the cash price per share paid in the financing and the conversion price of $1.75 per unit.

In the event that the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold less than $10,000,000 (“Unqualified Financing”), then the equity offering price will be applicable to the conversion price and exercise price of such Convertible Notes and Class C Warrants. Moreover, in that event, the Class C Warrant holders may also apply a most-favored-nations clause in their warrants to request that their Class C Warrants provide that their warrant exercise rights should be further adjusted to allow them to purchase a proportionately higher number of additional shares equal to the initial number of shares which may be purchased by exercise of their Class C Warrants, multiplied by a fraction equal to the current exercise price divided by the adjusted exercise price, which would allow such Class C Warrant holders to purchase the same aggregate dollar amount of shares as initially provided such Class C Warrants. If the Convertible Notes and Class C Warrants’ conversion or exercise rights become so adjusted as a result of such an equity financing, then the Company would be required to register the additional shares of common stock that these securities may be converted into or exercised to purchase for resale. The Convertible Notes are secured by a first priority security interest in all assets of the Company.

New Class C Warrants Terms

●	Exercise price is the lower of (i) $2.25 per share, or (ii) the Automatic Conversion Price (the lesser of (i) 75% of the cash price per share paid by the other purchasers of next round securities in the Qualified Financing and (ii) the Conversion Price ($2.25, subject to Customary Antidilution Adjustments).
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 200%.

7. Convertible Promissory Notes and Warrants

May 2021 Unit Purchase Agreement

On May 27, 2021, Marizyme entered into a Unit Purchase Agreement to sell up to 4,000,000 units (the “Units”) at a price per Unit of $2.50. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the “Class A Warrant”); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”).

In May 2021, the Company issued and sold 29,978 Units at a price of $2.50 per Unit for gross proceeds of $74,945, consisting of Notes of $74,945, Class A Warrants for the purchase of 29,978 shares of common stock and Class B Warrants for the purchase of 29,978 shares of common stock. The Company incurred related issuance costs of $6,745 which will be amortized over the term of the Notes.

In July 2021, the Company issued and sold 440,000 Units under the Unit Purchase Program for gross proceeds of $1,100,000. The Units included Notes for $1,100,000, Class A Warrants for 440,000 shares of common stock and Class B Warrants for 440,000 shares of common stock.

September 2021 Amended Unit Purchase Agreement

On September 29, 2021, due to a lower common stock price, the Company, with the consent of all Unit holders, amended the May 2021 Unit Agreements. By rescinding their investment, the Unit holders agreed to amend the Unit Purchase Agreement resulted in the following significant changes to the offering:

(i)	Decreased the offering price under the Unit Purchase Agreement from $2.50 per Unit to $2.25 per Unit for all future sales under the Unit Purchase Agreement. No proceeds from the initial investment were returned.

(ii)	Decreased the conversion price from $2.50 per share to $2.25 per share for all current Unit holders and all future investors.

(iii)	Cancelled all Class A Warrants and Class B Warrants and replaced them with Class C Warrants.

December 2021 Unit Purchase Agreement

On December 21, 2021, the Company entered into a Unit Purchase Agreement (the “December UPA”) to sell up to 9,714,286 Units at a price per unit of $1.75. Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $1.75 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $2.25 per share (the new Class C Warrant). Under this December UPA, the Company issued and sold 3,438,572 Units at a per unit purchase price of $1.75, for gross proceeds of $6,000,000. Coinciding with this December UPA, the Company also entered into an Exchange Agreement with the existing Unit holders (the December 2021 Exchange Agreements, as further described below).

December 2021 Exchange Agreements

On December 21, 2021, in conjunction with a $6,000,000 investment, the Company and the existing Unit holders agreed to exchange the original securities (“Old Securities”) held by the current investors/unit holders for New Securities, consisting of (i) a New Note in the principal amount equal to the original principal amount of the Original Note, plus all accrued interest through the day prior to December 21, 2021, and (ii) a new warrant (“New Class C Warrants”) in exchange for the original Class C Warrants (“Original Class C Warrants”). The Exchange of the Original Securities for the New Securities included the following significant changes:

(i)	Decreased the offering price under the Unit Purchase Agreement from $2.25 per Unit to $1.75 per Unit. Outstanding principal and accrued interest were used to purchase Units at the new per unit price.

(ii)	Extended the maturity date of the notes to December 21, 2023 for all existing notes.

(iii)	Decreased the conversion price from $2.25 per share to $1.75 per share for the New Units.

(iv)	Original Class C Warrants were exchanged for New Class C Warrants with an exercise price of $2.25 per share (unchanged) and a five-year life measured from the date of the Exchange Agreement. The decrease in the Unit price also resulted in additional number of New Class C Warrants being issued in exchange for the Original Class C Warrants due to the 200% warrant coverage provided for in the Unit Purchase Agreement.

The Company determined that the terms of the New Securities were substantially different from the Original Securities, and, as such the exchange of the Original Securities for the New Securities was accounted for as an extinguishment of debt on December 21, 2021, and the New Securities accounted for as a new debt issuance.

As a result of this substantial modification, the total of 621,087 Units previously issued was replaced with an aggregate of 832,022 pro rata Units and a loss on debt extinguishment of $663,522 was recorded in consolidated statement of operations for the year ended December 31, 2021.

During the year ended December 31, 2022, the Company issued additional 4,180,071 units under the New Securities agreement for the proceeds of $6,500,743, net of issuance cost. Of the total 4,180,071 Units issued (i) 159,245 Units were issued to settle notes payable assumed on acquisition of My Health Logic (see Note 4), (ii) 22,857 Units were issued to settle accounts payable, and (iii) 171,428 Units were issued in exchange for services rendered to the Company in the year ended December 31, 2022.

Additionally, on October 28, 2022, following a letter agreement entered into between the Company, Bradley Richmond, and Univest Securities, LLC (“Univest”), dated October 28, 2022, addressed and submitted to the Corporate Financing Department of the Financial Industry Regulatory Authority, Inc. (the “October 2022 Letter Agreement”), the Company extinguished convertible promissory notes held by Univest and Mr. Richmond, as well as Class C Warrants, attached to them. The parties agreed to forgo compensation previously received for no consideration in exchange. As the result of extinguishment of these obligations, the Company recorded $338,181 gain on debt extinguishment in the consolidated statements of operations for the year ended December 31, 2022.

The Company determined that the optional and automatic conversion feature and the share redemption feature attached to the convertible notes meet the definition of derivative liabilities and that the detachable warrants issued do not meet the definition of a liability and therefore will be accounted for as an equity instrument.

The fair value of the warrants of $4,341,042 (2021 - $4,299,649) and the fair value of derivative liabilities of $2,438,379 (2021 - $2,485,346) issued have been recorded as debt discount and are being amortized to interest and accretion expense using the effective interest method over the term of the Convertible Notes.

During the year ended December 31, 2022, the Company recognized interest and accretion expense of $2,763,749 (2021 - $116,676) in the consolidated statements of operations.

Balance, December 31, 2020	$-
Convertible notes issued - original securities	1,174,945
Issuance costs	(105,745)
Debt discount	(964,153)
Debt accretion	90,611
Extinguishment of debt in connection with December 2021 Exchange Agreements	(195,658)
Convertible notes issued - new securities	7,456,039
Issuance costs	(671,044)
Debt discount	(6,784,995)
Debt accretion	26,065
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,479,421)
Debt accretion	2,763,749
Debt extinguishment	(338,181)
Balance, December 31, 2022	$2,751,633

	December 31, 2022	December 31, 2021
Convertible notes - total principal	$14,432,996	$7,482,104
Unamortized issuance costs and discount	(11,681,363)	(7,456,039)
Convertible Notes, Net of Debt Discount	$2,751,633	$26,065

Convertible Notes Terms

The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount. The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $1.75 per share (previously $2.25 per the September 2021 Amendment and originally $2.50 per the May Unit Purchase Agreement). In the event the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold of not less than $10,000,000 (“Qualified Financing”), then all outstanding principal, together with all unpaid accrued interest under the Convertible Notes, shall automatically convert into shares of the equity financing at the lesser of (i) 75% of the cash price per share paid in the financing and the conversion price of $1.75 per unit.

In the event that the Company consummates, while the Convertible Note is outstanding, an equity financing with a gross aggregate amount of securities sold less than $10,000,000 (“Unqualified Financing”), then the equity offering price will be applicable to the conversion price and exercise price of such Convertible Notes and Class C Warrants. Moreover, in that event, the Class C Warrant holders may also apply a most-favored-nations clause in their warrants to request that their Class C Warrants provide that their warrant exercise rights should be further adjusted to allow them to purchase a proportionately higher number of additional shares equal to the initial number of shares which may be purchased by exercise of their Class C Warrants, multiplied by a fraction equal to the current exercise price divided by the adjusted exercise price, which would allow such Class C Warrant holders to purchase the same aggregate dollar amount of shares as initially provided such Class C Warrants. If the Convertible Notes and Class C Warrants’ conversion or exercise rights become so adjusted as a result of such an equity financing, then the Company would be required to register the additional shares of common stock that these securities may be converted into or exercised to purchase for resale.

The Convertible Notes are secured by a first priority security interest in all assets of the Company.

New Class C Warrants Terms

●	Exercise price is the lower of (i) $2.25 per share, or (ii) the Automatic Conversion Price (the lesser of (i) 75% of the cash price per share paid by the other purchasers of next round securities in the Qualified Financing and (ii) the Conversion Price ($2.25, subject to Customary Antidilution Adjustments).
●	Exercisable for a period of 5 years from issuance.
●	Warrant Coverage: 200%.